Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Short Term Investments
Short-term investments as of December 31, 2020 and 2021 consisted of the following:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB

Trading debt investments	4,883	304	—	—	—	5,187
Available-for-sale debt investments	42,355	—	—	1,729	—	44,084

	47,238	304	—	1,729	—	49,271

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Trading debt investments	63,741	1,367	—	—	—	65,108	10,217

	63,741	1,367	—	—	—	65,108	10,217